Shipbuilding Contracts - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended
	Apr. 08, 2013 DWT	Nov. 30, 2013 Vessel	Nov. 30, 2014
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonnes	113,000
Cash and cash equivalents [Member]
Property, Plant and Equipment [Line Items]
Amount of escrow account placed			$ 0.6
Additional Order Option Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	12
Orders to Construct Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	4
Option To Order Exercised [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		8